Unaudited pro forma consolidated balance sheets - USD ($)		Mar. 31, 2017	Mar. 31, 2016
Current Assets:
Cash and cash equivalents		$ 9,425,699
Inventory		49,534
Prepaid expenses		125,714
Deposits		688,651
Total current assets		10,289,598
Land
Building
Property and equipment, net		688,162
Intangibles, net		117,854
Other assets		10,715
Total Assets		11,106,329
Current Liabilities:
Accounts payable and accrued expenses		1,271,794
Contingent real estate liability
Deferred revenue		30,500
Total current liabilities		1,302,294
Total Liabilities		1,302,294
Commitments and contingencies
Stockholders' Equity
Preferred Stock, par value $0.001: 5,000,000 shares authorized; none issued and outstanding
Common stock, $0.001 par value; 45,000,000 shares authorized; 18,105,349 shares issued and outstanding		18,105
Additional paid in capital		23,993,581
Accumulated deficit		(14,207,651)
Total Stockholders' Equity		9,804,035
Total Liabilities and Stockholders' Equity		11,106,329
Pro Forma Before Adjustments [Member]
Current Assets:
Cash and cash equivalents			$ 9,425,699
Inventory			49,534
Prepaid expenses			125,714
Deposits			688,651
Total current assets			10,289,598
Land
Building
Property and equipment, net			688,162
Intangibles, net			117,854
Other assets			10,715
Total Assets			11,106,329
Current Liabilities:
Accounts payable and accrued expenses			1,271,794
Contingent real estate liability
Deferred revenue			30,500
Total current liabilities			1,302,294
Total Liabilities			1,302,294
Stockholders' Equity
Preferred Stock, par value $0.001: 5,000,000 shares authorized; none issued and outstanding
Common stock, $0.001 par value; 45,000,000 shares authorized; 18,105,349 shares issued and outstanding			18,105
Additional paid in capital			23,993,581
Accumulated deficit			(14,207,651)
Total Stockholders' Equity			9,804,035
Total Liabilities and Stockholders' Equity			11,106,329
Pro Forma Adjustments [Member]
Current Assets:
Cash and cash equivalents	[1]		(2,846,049)
Inventory	[1]		96,049
Total current assets			(2,750,000)
Land	[1]		1,000,000
Building	[1]		3,000,000
Property and equipment, net	[1]		2,124,650
Intangibles, net	[1]		81,773
Total Assets			3,456,423
Current Liabilities:
Contingent real estate liability	[1]		1,730,542
Total current liabilities			1,730,542
Total Liabilities			1,730,542
Stockholders' Equity
Accumulated deficit			1,725,881
Total Stockholders' Equity			1,725,881
Total Liabilities and Stockholders' Equity			3,456,423
Pro Forma [Member]
Current Assets:
Cash and cash equivalents			6,579,650
Inventory			145,583
Prepaid expenses			125,714
Deposits			688,651
Total current assets			7,539,598
Land			1,000,000
Building			3,000,000
Property and equipment, net			2,812,812
Intangibles, net			199,627
Other assets			10,715
Total Assets			14,562,752
Current Liabilities:
Accounts payable and accrued expenses			1,271,794
Contingent real estate liability			1,730,542
Deferred revenue			30,500
Total current liabilities			3,032,836
Total Liabilities			3,032,836
Stockholders' Equity
Preferred Stock, par value $0.001: 5,000,000 shares authorized; none issued and outstanding
Common stock, $0.001 par value; 45,000,000 shares authorized; 18,105,349 shares issued and outstanding			18,105
Additional paid in capital			23,993,581
Accumulated deficit			(12,481,770)
Total Stockholders' Equity			11,529,916
Total Liabilities and Stockholders' Equity			$ 14,562,752
Smart Systems Technology & Commercialization Center (STC-MEMS) [Member]
Current Assets:
Cash and cash equivalents
Inventory
Prepaid expenses
Deposits
Total current assets
Land
Building
Property and equipment, net
Intangibles, net
Other assets
Total Assets
Current Liabilities:
Accounts payable and accrued expenses
Contingent real estate liability
Deferred revenue
Total current liabilities
Stockholders' Equity
Preferred Stock, par value $0.001: 5,000,000 shares authorized; none issued and outstanding
Common stock, $0.001 par value; 45,000,000 shares authorized; 18,105,349 shares issued and outstanding
Additional paid in capital
Accumulated deficit
Total Stockholders' Equity

[1]	To record the payment of $2,846,049 and the assumption of a contingent real estate liability of $1,730,542 by Akoustis for the purchase of real estate with an appraised value of $4,000,000, fixed assets with an appraised value of $2,124,650; inventory for $96,049, and customer relationships of $81,773, resulting in a bargain purchase option of $1,725,881.